Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,512,034	¥ 1,430,462
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	873,038	894,537
Beginning balance at original discount rate	858,959	865,333
Effect of changes in cash flow assumptions	0	(6,213)
Effect of actual variances from expected experience	818	1,418
Adjusted beginning balance	859,777	860,538
Issuances	59,515	94,169
Interests	5,213	10,840
Net premium earned	(51,019)	(106,300)
Actual variances from cash flow assumptions	(9)	(550)
Derecognition	4,575	262
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	878,052	858,959
Effect of changes in discount rates	8,748	14,079
Ending balance	886,800	873,038
Balances at beginning of year	1,565,877	1,571,886
Beginning balance at original discount rate	1,658,143	1,598,009
Effect of changes in cash flow assumptions	0	(7,962)
Adjusted beginning balances	1,658,143	1,590,047
Issuances	59,515	94,169
Interests	12,069	23,981
Insurance claims paid	(26,917)	(52,161)
Actual variances from cash flow assumptions	(5,534)	(11,644)
Derecognition	11,146	13,751
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,708,422	1,658,143
Effect of changes in discount rates	(112,056)	(92,266)
Ending balance	1,596,366	1,565,877
Net liability for future policy benefits	709,566	692,839
Deferred profit liabilities	52,578	47,068
Subtotal	762,144	739,907
Less: Reinsurance recoverable	104	211
The liability for future policy benefits, after reinsurance recoverable	762,040	739,696
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	1,306,719	1,389,063
Beginning balance at original discount rate	1,289,145	1,338,398
Effect of changes in cash flow assumptions	0	3,634
Effect of actual variances from expected experience	(495)	2,865
Adjusted beginning balance	1,288,650	1,344,897
Issuances	17,612	52,510
Interests	8,874	18,439
Net premium earned	(58,074)	(119,416)
Actual variances from cash flow assumptions	(390)	(862)
Derecognition	219	(6,423)
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,256,891	1,289,145
Effect of changes in discount rates	5,698	17,574
Ending balance	1,262,589	1,306,719
Balances at beginning of year	1,844,599	1,918,462
Beginning balance at original discount rate	1,895,730	1,887,744
Effect of changes in cash flow assumptions	0	4,600
Adjusted beginning balances	1,895,730	1,892,344
Issuances	17,612	52,510
Interests	14,037	28,159
Insurance claims paid	(35,710)	(70,513)
Actual variances from cash flow assumptions	(4,180)	(7,465)
Derecognition	4,508	695
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,891,997	1,895,730
Effect of changes in discount rates	(76,999)	(51,131)
Ending balance	1,814,998	1,844,599
Net liability for future policy benefits	552,409	537,880
Deferred profit liabilities	71,651	68,539
Subtotal	624,060	606,419
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	624,060	606,419
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	389,664	374,951
Beginning balance at original discount rate	424,186	409,847
Effect of changes in cash flow assumptions	0	2,106
Effect of actual variances from expected experience	(1,905)	(2,531)
Adjusted beginning balance	422,281	409,422
Issuances	15,702	43,378
Interests	6,097	12,405
Net premium earned	(34,274)	(61,594)
Actual variances from cash flow assumptions	(733)	(1,222)
Derecognition	(16,515)	(32,681)
Effect of changes in foreign exchange rate	(22,902)	54,478
Ending balance at original discount rate	369,656	424,186
Effect of changes in discount rates	(19,302)	(34,522)
Ending balance	350,354	389,664
Balances at beginning of year	447,081	387,073
Beginning balance at original discount rate	659,217	573,616
Effect of changes in cash flow assumptions	0	1,782
Adjusted beginning balances	659,217	575,398
Issuances	15,702	43,378
Interests	9,426	17,649
Insurance claims paid	(10,258)	(17,757)
Actual variances from cash flow assumptions	7,557	11,794
Derecognition	(27,651)	(49,973)
Effect of changes in foreign exchange rate	(37,753)	78,728
Ending balance at original discount rate	616,240	659,217
Effect of changes in discount rates	(171,113)	(212,136)
Ending balance	445,127	447,081
Net liability for future policy benefits	94,773	57,417
Deferred profit liabilities	31,161	26,930
Subtotal	125,934	84,347
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 125,934	¥ 84,347